As filed with the Securities and Exchange Commission on November 23, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.8%
Hexcel Corporation (a)	584,025	$12,941,994

Air Freight & Logistics - 1.1%
UTI Worldwide, Inc. (b)	586,625	7,649,590

Auto Components - 1.2%
Group 1 Automotive, Inc.	251,275	8,932,826

Banks - 3.9%
Home Bancshares Inc.	269,075	5,709,772
Prosperity Bancshares, Inc.	200,300	6,545,804
Texas Capital Bancshares, Inc. (a)	320,975	7,334,279
Umpqua Holdings Corporation	985,575	8,663,204
		28,253,059
Biotechnology - 1.3%
PAREXEL International Corporation (a)	483,250	9,147,923

Capital Markets - 0.9%
Evercore Partners, Inc. - Class A	286,921	6,541,799

Chemicals - 1.6%
Calgon Carbon Corporation (a)	401,425	5,848,762
Cytec Industries Inc.	163,550	5,747,147
		11,595,909
Commercial Services & Supplies - 3.1%
Insperity, Inc.	371,525	8,266,431
Interface, Inc. - Class A	602,400	7,144,464
Mobile Mini, Inc. (a)	413,650	6,800,406
		22,211,301
Communications Equipment - 4.8%
Arris Group Inc. (a)	480,600	4,950,180
Brocade Communications Systems, Inc. (a)	2,236,600	9,662,112
Ciena Corporation (a)	292,450	3,275,440
Infinera Corporation (a)	1,004,375	7,753,775
NICE Systems Limited - ADR (a)(b)	295,850	8,979,047
		34,620,554
Consumer Finance - 3.2%
Cash America International, Inc.	218,950	11,201,482
First Cash Financial Services, Inc. (a)	279,151	11,710,384
		22,911,866
Containers & Packaging - 1.0%
Silgan Holdings Inc.	205,150	7,537,211

Distributors - 1.1%
LKQ Corporation (a)	319,100	7,709,456

Diversified Consumer Services - 1.1%
American Public Education Inc. (a)	245,175	8,335,950

Electrical Equipment & Instruments - 3.8%
Belden Inc.	277,775	7,163,817
Franklin Electric Co., Inc.	196,790	7,139,541
II-VI, Incorporated (a)	375,150	6,565,125
Woodward Inc.	240,225	6,582,165
		27,450,648

Electronic Equipment & Instruments - 2.3%
Anixter International Inc.	123,775	5,871,886
National Instruments Corporation	300,600	6,871,716
Rofin-Sinar Technologies, Inc. (a)	223,325	4,287,840
		17,031,442
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	151,800	5,215,848
C&J Energy Services Inc. (a)	231,700	3,809,148
CARBO Ceramics Inc.	60,925	6,246,641
Dril-Quip, Inc. (a)	104,075	5,610,683
		20,882,320
Food & Drug Retailing - 1.2%
Ruddick Corporation	224,000	8,733,760

Health Care Equipment & Supplies - 4.9%
DexCom Inc. (a)	632,775	7,593,300
Endologix, Inc. (a)	110,041	1,104,812
MWI Veterinary Supply, Inc. (a)	182,475	12,557,929
PerkinElmer, Inc.	340,025	6,531,880
Zoll Medical Corporation (a)	211,700	7,989,558
		35,777,479
Health Care Providers & Services - 5.8%
Catalyst Health Solutions, Inc. (a)	115,495	6,662,907
Computer Programs and Systems, Inc.	142,950	9,456,142
Health Management Associates Inc. - Class A (a)	843,400	5,836,328
HMS Holdings Corporation (a)	426,150	10,393,798
PSS World Medical, Inc. (a)	407,250	8,018,753
Team Health Holdings, Inc. (a)	109,700	1,801,274
		42,169,202
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	163,325	7,204,266

Household Durables - 0.8%
Tempur-Pedic International Inc. (a)	107,075	5,633,216

Industrial Conglomerates - 0.8%
Raven Industries, Inc.	127,175	6,129,835

Insurance - 1.3%
AmTrust Financial Services, Inc.	435,989	9,705,115

Internet Software & Services - 3.6%
The Active Network, Inc. (a)	485,270	7,157,733
Digital River, Inc. (a)	290,600	6,024,138
LivePerson, Inc. (a)	719,800	7,162,010
LogMeIn, Inc. (a)	175,700	5,834,997
		26,178,878
Leisure Equipment & Products - 0.7%
Brunswick Corporation	359,350	5,045,274

Machinery - 8.3%
Actuant Corporation - Class A	368,975	7,287,256
Albany International Corporation - Class A	343,375	6,266,594
Astec Industries, Inc. (a)	273,025	7,994,172
CIRCOR International, Inc.	221,275	6,498,847
CLARCOR Inc.	198,050	8,195,309
EnPro Industries, Inc. (a)	228,925	6,794,494
The Middleby Corporation (a)	105,750	7,451,145
Westport Innovations Inc. (a)(b)	338,146	9,782,564
		60,270,381

Marine - 1.1%
Kirby Corporation (a)	145,850	7,677,544

Media - 2.1%
Cinemark Holdings, Inc.	549,750	10,379,280
Live Nation Inc. (a)	639,875	5,125,399
		15,504,679
Metals & Mining - 2.8%
Carpenter Technology Corporation	274,550	12,324,549
Haynes International, Inc.	184,728	8,026,432
		20,350,981
Oil & Gas & Consumable Fuels - 5.3%
Approach Resources Inc. (a)	441,753	7,505,383
Brigham Exploration Company (a)	264,400	6,678,744
Gulfport Energy Corporation (a)	272,350	6,585,423
Oasis Petroleum Inc. (a)	291,825	6,516,452
Rosetta Resources, Inc. (a)	316,203	10,820,467
		38,106,469
Paper & Forest Products - 0.3%
Louisiana-Pacific Corporation (a)	442,600	2,257,260

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings Inc. (a)	177,550	4,969,625

Real Estate - 0.9%
FirstService Corporation (a)(b)	239,559	6,161,457

Semiconductor Equipment & Products - 1.1%
Cirrus Logic, Inc. (a)	556,600	8,204,284

Software - 4.6%
Aspen Technology, Inc. (a)	624,200	9,531,534
MicroStrategy Incorporated - Class A (a)	81,062	9,246,742
Pegasystems Inc.	303,233	9,281,962
TIBCO Software Inc. (a)	228,400	5,113,876
		33,174,114
Specialty Retail - 6.7%
DSW Inc. - Class A	283,875	13,109,347
Hibbett Sports Inc. (a)	241,753	8,193,009
Monro Muffler Brake, Inc.	256,783	8,466,136
Sonic Automotive, Inc. - Class A	443,825	4,788,872
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	109,025	6,784,626
Vera Bradley, Inc. (a)	198,200	7,145,110
		48,487,100
Textiles, Apparel & Luxury Goods - 2.4%
Crocs, Inc. (a)	500,750	11,852,753
The Warnaco Group, Inc. (a)	125,825	5,799,274
		17,652,027
Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial Inc.	535,100	5,650,656

Trading Companies & Distributors - 1.1%
WESCO International, Inc. (a)	243,275	8,161,876

Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. (a)	1,144,425	7,896,533

TOTAL COMMON STOCKS
(Cost $612,755,804)		684,855,859

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds (c) - 5.5%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	18,065,897	18,065,897
Federated Government Obligations Fund - Institutional Shares, 0.01%	22,202,660	22,202,660

TOTAL SHORT-TERM INVESTMENTS
(Cost $40,268,557)		40,268,557

Total Investments - 100.0%
(Cost $653,024,361)		725,124,416
Liabilities in Excess of Other Assets - (0.0)%		(62,408)
TOTAL NET ASSETS - 100.0%		$725,062,008

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$653,024,361
Gross unrealized appreciation		$134,526,526
Gross unrealized depreciation		(62,426,471)
Net unrealized appreciation		$72,100,055

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Small-Mid Cap Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.2%
Aerospace & Defense - 4.6%
BE Aerospace, Inc. (a)	12,815	$424,305
Hexcel Corporation (a)	18,635	412,951
		837,256
Air Freight & Logistics - 1.3%
UTI Worldwide, Inc. (b)	17,675	230,482

Auto Components - 1.9%
Gentex Corporation	14,000	336,700

Banks - 1.6%
Prosperity Bancshares, Inc.	8,950	292,486

Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	4,550	355,128
Raymond James Financial, Inc.	12,970	336,701
		691,829
Chemicals - 2.1%
FMC Corporation	5,550	383,838

Commercial Services & Supplies - 1.9%
Waste Connections, Inc.	10,175	344,119

Communications Equipment - 3.4%
Brocade Communications Systems, Inc. (a)	78,870	340,718
F5 Networks, Inc. (a)	3,975	282,424
		623,142
Consumer Finance - 2.1%
Cash America International, Inc.	7,625	390,095

Containers & Packaging - 1.6%
Silgan Holdings Inc.	8,100	297,594

Distributors - 2.4%
LKQ Corporation (a)	17,685	427,270

Diversified Financials - 2.0%
THE NASDAQ OMX Group, Inc. (a)	15,550	359,827

Electrical Equipment & Instruments - 2.1%
AMETEK, Inc.	11,475	378,331

Electronic Equipment & Instruments - 2.9%
Anixter International Inc.	5,250	249,060
National Instruments Corporation	12,050	275,463
		524,523
Energy Equipment & Services - 2.9%
CARBO Ceramics Inc.	2,400	246,072
Core Laboratories N.V. (b)	3,140	282,066
		528,138

Health Care Equipment & Supplies - 3.0%
IDEXX Laboratories, Inc. (a)	4,075	281,053
PerkinElmer, Inc.	13,350	256,453
		537,506
Health Care Providers & Services - 7.5%
Allscripts Healthcare Solutions, Inc. (a)	18,000	324,360
Catalyst Health Solutions, Inc. (a)	7,325	422,579
Health Management Associates Inc. - Class A (a)	32,400	224,208
HMS Holdings Corporation (a)	16,175	394,509
		1,365,656
Household Durables - 1.8%
Williams-Sonoma, Inc.	10,700	329,453

Insurance - 1.9%
AmTrust Financial Services, Inc.	15,550	346,143

Leisure Equipment & Products - 2.0%
Polaris Industries Inc.	7,100	354,787

Machinery - 6.8%
Actuant Corporation - Class A	13,550	267,612
AGCO Corporation (a)	7,680	265,498
Gardner Denver Inc.	5,855	372,085
Valmont Industries, Inc.	4,215	328,517
		1,233,712
Metals & Mining - 1.0%
Carpenter Technology Corporation	4,005	179,784

Oil & Gas & Consumable Fuels - 6.1%
Brigham Exploration Company (a)	14,425	364,375
Rosetta Resources, Inc. (a)	10,410	356,230
SM Energy Company	6,290	381,489
		1,102,094
Pharmaceuticals - 1.6%
Endo Pharmaceuticals Holdings Inc. (a)	10,625	297,394

Semiconductor Equipment & Products - 2.2%
Cirrus Logic, Inc. (a)	26,650	392,821

Software - 8.3%
ANSYS, Inc. (a)	6,900	338,376
Nuance Communications, Inc. (a)	24,900	506,964
Pegasystems Inc.	9,175	280,847
TIBCO Software Inc. (a)	17,350	388,466
		1,514,653
Specialty Retail - 6.8%
Dick's Sporting Goods, Inc. (a)	11,700	391,482
DSW Inc. - Class A	8,950	413,311
Tractor Supply Company	6,900	431,595
		1,236,388
Textiles, Apparel & Luxury Goods - 3.5%
Crocs, Inc. (a)	15,175	359,193
The Warnaco Group, Inc. (a)	5,925	273,083
		632,276
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (a)	8,275	277,626

Wireless Telecommunication Services - 1.6%
MetroPCS Communications, Inc. (a)	33,720	293,701

TOTAL COMMON STOCKS
(Cost $18,549,060)		16,739,624

SHORT-TERM INVESTMENTS - 13.9%
Money Market Funds (c) - 13.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	515,010	515,010
Federated Government Obligations Fund - Institutional Shares, 0.01%	514,245	514,245
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	514,589	514,589
SEI Daily Income Trust Government Fund - Class A, 0.05%	465,195	465,195
The Treasury Portfolio - Institutional Shares, 0.02%	515,628	515,628

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,524,667)		2,524,667

Total Investments - 106.1%
(Cost $21,073,727)		19,264,291
Liabilities in Excess of Other Assets - (6.1)%		(1,108,286)
TOTAL NET ASSETS - 100.0%		$18,156,005

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$21,073,727
Gross unrealized appreciation	$115,705
Gross unrealized depreciation	(1,925,141)
Net unrealized depreciation	($1,809,436)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.7%
Aerospace & Defense - 3.1%
Honeywell International Inc.	30,000	$1,317,300
Rockwell Collins, Inc.	25,400	1,340,104
		2,657,404
Auto Components - 0.7%
Gentex Corporation	23,700	569,985

Banks - 6.7%
Comerica Incorporated	23,500	539,795
Cullen/Frost Bankers, Inc.	30,000	1,375,800
Glacier Bancorp, Inc.	64,000	599,680
Hancock Holding Company	35,000	937,300
Prosperity Bancshares, Inc.	26,000	849,680
Texas Capital Bancshares, Inc. (a)	18,000	411,300
Wells Fargo & Company	40,000	964,800
		5,678,355
Beverages - 3.4%
The Coca-Cola Company	20,000	1,351,200
PepsiCo, Inc.	24,000	1,485,600
		2,836,800
Biotechnology - 1.8%
Celgene Corporation (a)	25,000	1,548,000

Chemicals - 6.7%
Airgas, Inc.	13,000	829,660
Calgon Carbon Corporation (a)	22,000	320,540
E. I. du Pont de Nemours and Company	32,000	1,279,040
FMC Corporation	26,000	1,798,160
Monsanto Company	24,000	1,440,960
		5,668,360
Commercial Services & Supplies - 1.0%
Waste Connections, Inc.	26,000	879,320

Computers & Peripherals - 4.9%
Apple Inc. (a)	3,090	1,177,846
EMC Corporation (a)	59,400	1,246,806
International Business Machines Corporation	10,000	1,750,300
		4,174,952
Construction & Engineering - 0.6%
Foster Wheeler AG (a)(b)	29,000	515,910

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	20,000	1,264,400

Containers & Packaging - 1.1%
Ball Corporation	29,600	918,192

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	24,000	722,880

Diversified Telecommunication Services - 1.1%
AT&T Inc.	33,800	963,976

Electrical Equipment & Instruments - 4.0%
Emerson Electric Co.	33,000	1,363,230
Franklin Electric Co., Inc.	24,000	870,720
Roper Industries, Inc.	15,990	1,101,871
		3,335,821
Electronic Equipment & Instruments - 2.7%
National Instruments Corporation	49,300	1,126,998
Trimble Navigation Limited (a)	35,000	1,174,250
		2,301,248
Energy Equipment & Services - 0.5%
National Oilwell Varco Inc.	8,000	409,760

Food & Drug Retailing - 1.3%
Walgreen Company	33,000	1,085,370

Health Care Equipment & Supplies - 5.6%
Covidien plc (b)	30,000	1,323,000
DENTSPLY International Inc.	40,000	1,227,600
PerkinElmer, Inc.	53,000	1,018,130
Thermo Fisher Scientific, Inc. (a)	23,000	1,164,720
		4,733,450
Health Care Providers & Services - 0.5%
Express Scripts, Inc. (a)	11,000	407,770

Household Durables - 1.4%
Jarden Corporation	42,000	1,186,920

Household Products - 4.2%
Kimberly-Clark Corporation	21,000	1,491,210
The Procter & Gamble Company	33,000	2,084,940
		3,576,150
Insurance - 0.7%
Prudential Financial, Inc.	12,000	562,320

Internet Catalog & Retail - 1.5%
Amazon.com, Inc. (a)	6,000	1,297,380

Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	40,000	795,200
Google Inc. - Class A (a)	2,300	1,183,074
		1,978,274
Machinery - 3.0%
Danaher Corporation	35,000	1,467,900
Valmont Industries, Inc.	14,000	1,091,160
		2,559,060
Marine - 2.1%
Kirby Corporation (a)	34,000	1,789,760

Media - 1.5%
Cinemark Holdings, Inc.	25,000	472,000
Time Warner Inc.	27,200	815,184
		1,287,184
Metals & Mining - 2.0%
Newmont Mining Corporation	13,000	817,700
Titanium Metals Corporation	60,000	898,800
		1,716,500

Oil & Gas & Consumable Fuels - 10.8%
Cabot Oil & Gas Corporation	19,650	1,216,531
ConocoPhillips	20,000	1,266,400
Encana Corporation (b)	40,000	768,400
EOG Resources, Inc.	13,000	923,130
Exxon Mobil Corporation	24,000	1,743,120
Noble Energy, Inc.	10,000	708,000
Peabody Energy Corporation	13,100	443,828
Range Resources Corporation	18,000	1,052,280
SM Energy Company	8,000	485,200
The Williams Companies, Inc.	20,000	486,800
		9,093,689
Pharmaceuticals - 4.9%
Abbott Laboratories	25,000	1,278,500
Johnson & Johnson	26,000	1,656,460
Pfizer Inc.	70,000	1,237,600
		4,172,560
Road & Rail - 1.6%
Kansas City Southern (a)	8,500	424,660
Union Pacific Corporation	11,000	898,370
		1,323,030
Software - 4.5%
Adobe Systems Incorporated (a)	40,000	966,800
Microsoft Corporation	22,000	547,580
Nuance Communications, Inc. (a)	45,000	916,200
Oracle Corporation	48,900	1,405,386
		3,835,966
Specialty Retail - 4.8%
PetSmart, Inc.	32,000	1,364,800
Tiffany & Co.	18,000	1,094,760
Tractor Supply Company	25,000	1,563,750
		4,023,310
Textiles, Apparel & Luxury Goods - 1.3%
VF Corporation	9,000	1,093,680

TOTAL COMMON STOCKS
(Cost $73,563,377)		80,167,736

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds (c) - 4.5%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	1,207,303	1,207,303
Federated Government Obligations Fund - Institutional Shares, 0.01%	2,565,432	2,565,432

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,772,735)		3,772,735

Total Investments - 99.2%
(Cost $77,336,112)		83,940,471
Other Assets in Excess of Liabilities - 0.8%		678,968
TOTAL NET ASSETS - 100.0%		$84,619,439

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$77,336,112
Gross unrealized appreciation	$13,270,609
Gross unrealized depreciation	(6,666,250)
Net unrealized appreciation	$6,604,359

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Balanced Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 66.5%
Aerospace & Defense - 1.6%
General Dynamics Corporation	1,700	$96,713
Rockwell Collins, Inc.	4,200	221,592
		318,305
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	3,300	208,395

Banks - 3.3%
Comerica Incorporated	9,500	218,215
Cullen/Frost Bankers, Inc.	4,200	192,612
Wells Fargo & Company	9,671	233,264
		644,091
Beverages - 2.0%
The Coca-Cola Company	2,900	195,924
PepsiCo, Inc.	3,300	204,270
		400,194
Biotechnology - 1.9%
Celgene Corporation (a)	4,000	247,680
Charles River Laboratories International, Inc. (a)	4,600	131,652
		379,332
Chemicals - 3.9%
Air Products and Chemicals, Inc.	1,800	137,466
Airgas, Inc.	3,000	191,460
E. I. du Pont de Nemours and Company	3,600	143,892
FMC Corporation	2,400	165,984
Monsanto Company	2,100	126,084
		764,886
Commercial Services & Supplies - 1.1%
Waste Management, Inc.	6,800	221,408

Communications Equipment - 0.6%
Harris Corporation	3,200	109,344

Computers & Peripherals - 4.0%
Apple Inc. (a)	900	343,062
EMC Corporation (a)	8,600	180,514
International Business Machines Corporation	1,500	262,545
		786,121
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,500	158,050

Containers & Packaging - 0.6%
Ball Corporation	3,700	114,774

Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	7,000	210,840

Diversified Telecommunication Services - 1.2%
AT&T Inc.	8,300	236,716

Electrical Equipment & Instruments - 1.0%
Emerson Electric Co.	4,900	202,419

Electronic Equipment & Instruments - 0.9%
National Instruments Corporation	7,500	171,450

Energy Equipment & Services - 0.8%
Schlumberger Limited (b)	2,500	149,325

Food & Drug Retailing - 2.8%
CVS Caremark Corporation	5,100	171,258
Walgreen Company	4,900	161,161
Wal-Mart Stores, Inc.	4,200	217,980
		550,399
Health Care Equipment & Supplies - 1.9%
PerkinElmer, Inc.	9,500	182,495
Thermo Fisher Scientific, Inc. (a)	3,700	187,368
		369,863
Health Care Providers & Services - 2.1%
Catalyst Health Solutions, Inc. (a)	4,900	282,681
Express Scripts, Inc. (a)	3,300	122,331
		405,012
Household Products - 2.9%
Colgate-Palmolive Company	2,100	186,228
Kimberly-Clark Corporation	2,500	177,525
The Procter & Gamble Company	3,200	202,176
		565,929
Industrial Conglomerates - 0.8%
General Electric Company	10,480	159,715

Insurance - 1.1%
Prudential Financial, Inc.	4,700	220,242

Internet Catalog & Retail - 1.3%
Amazon.com, Inc. (a)	1,200	259,476

Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	6,900	137,172
Google Inc. - Class A (a)	350	180,033
		317,205
IT Consulting & Services - 1.9%
Accenture plc - Class A (b)	3,200	168,576
Automatic Data Processing, Inc.	4,200	198,030
		366,606
Machinery - 1.8%
Danaher Corporation	5,200	218,088
Pall Corporation	3,000	127,200
		345,288
Media - 3.3%
CBS Corporation - Class B	8,500	173,230
DIRECTTV - Class A (a)	3,300	139,425
Time Warner Inc.	6,200	185,814
The Walt Disney Company	4,900	147,784
		646,253
Multiline Retail - 0.9%
Kohl's Corporation	3,600	176,760

Oil & Gas & Consumable Fuels - 8.8%
Cabot Oil & Gas Corporation	3,000	185,730
Chevron Corporation	2,195	203,082
Denbury Resources Inc. (a)	11,000	126,500
Devon Energy Corporation	2,700	149,688
EOG Resources, Inc.	2,100	149,121
Exxon Mobil Corporation	3,932	285,581
Pioneer Natural Resources Company	2,200	144,694
Range Resources Corporation	2,500	146,150
SM Energy Company	2,800	169,820
The Williams Companies, Inc.	7,000	170,380
		1,730,746
Personal Products - 1.0%
Avon Products, Inc.	10,500	205,800

Pharmaceuticals - 2.0%
Abbott Laboratories	4,600	235,244
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,400	163,768
		399,012
Software - 2.6%
Adobe Systems Incorporated (a)	5,900	142,603
Nuance Communications, Inc. (a)	10,400	211,744
Oracle Corporation	5,500	158,070
		512,417
Specialty Retail - 1.7%
The Home Depot, Inc.	5,200	170,924
O'Reilly Automotive, Inc. (a)	2,600	173,238
		344,162
Textiles, Apparel & Luxury Goods - 0.9%
VF Corporation	1,500	182,280

Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial Inc.	22,000	232,320

TOTAL COMMON STOCKS
(Cost $11,528,271)		13,065,135

	Principal
CORPORATE BONDS - 32.2%	Amount
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.875%, 04/01/2014	$50,000	53,726

Banks - 0.9%
Wells Fargo & Company:
5.25%, 10/23/2012	75,000	78,205
3.75%, 10/01/2014	100,000	105,670
		183,875
Beverages - 1.9%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	150,000	153,155
The Coca-Cola Company
5.35%, 11/15/2017	100,000	118,464
PepsiCo, Inc.
4.65%, 02/15/2013	100,000	105,469
		377,088

Biotechnology - 1.0%
Celgene Corporation
2.45%, 10/15/2015	200,000	202,125

Capital Markets - 1.6%
The Bank of New York Mellon Corporation
3.10%, 01/15/2015	175,000	181,793
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013	100,000	103,283
5.50%, 11/15/2014	35,000	36,600
		321,676
Chemicals - 2.2%
Airgas, Inc.
2.85%, 10/01/2013	75,000	76,785
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	75,000	79,869
Eastman Chemical Company
3.00%, 12/15/2015	100,000	101,486
Praxair, Inc.:
1.75%, 11/15/2012	60,000	60,752
2.125%, 06/14/2013	100,000	102,399
		421,291
Computers & Peripherals - 1.8%
Dell Inc.
3.375%, 06/15/2012	100,000	101,757
Hewlett-Packard Company
4.50%, 03/01/2013	100,000	104,357
International Business Machines Corporation
2.10%, 05/06/2013	150,000	153,117
		359,231
Containers & Packaging - 0.4%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	75,000	79,125

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.:
1.65%, 09/30/2013	100,000	100,765
2.05%, 01/24/2014	75,000	75,795
		176,560
Diversified Telecommunication Services - 1.8%
AT&T Inc.
5.10%, 09/15/2014	125,000	137,370
Verizon Communications Inc.:
4.35%, 02/15/2013	100,000	104,407
3.00%, 04/01/2016	100,000	104,698
		346,475
Electric Utilities - 1.3%
Duke Energy Corporation
3.95%, 09/15/2014	185,000	196,668
Georgia Power Company
1.30%, 09/15/2013	50,000	50,356
		247,024
Electrical Equipment & Instruments - 0.4%
Emerson Electric Co.
4.50%, 05/01/2013	75,000	79,060

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.
2.50%, 07/15/2013	180,000	182,639

Food & Drug Retailing - 1.4%
CVS Caremark Corporation:
3.25%, 05/18/2015	50,000	52,667
5.75%, 06/01/2017	100,000	114,915
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	100,000	106,265
		273,847
Food Products - 1.2%
Kraft Foods Inc.
2.625%, 05/08/2013	175,000	178,698
McCormick & Company, Incorporated
5.25%, 09/01/2013	50,000	54,069
		232,767
Health Care Equipment & Supplies - 1.9%
Covidien International Finance S.A. (b):
1.875%, 06/15/2013	134,000	135,944
2.80%, 06/15/2015	50,000	51,882
Thermo Fisher Scientific, Inc.:
2.15%, 12/28/2012	70,000	71,173
3.20%, 05/01/2015	110,000	116,192
		375,191
Health Care Providers & Services - 0.5%
McKesson Corporation
3.25%, 03/01/2016	100,000	105,535
		105,535
Industrial Conglomerates - 0.5%
General Electric Company
5.00%, 02/01/2013	100,000	104,767

Insurance - 1.2%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	100,000	110,664
Prudential Financial, Inc.
3.625%, 09/17/2012	125,000	127,125
		237,789
Internet & Catalog Retail - 0.6%
eBay Inc.
0.875%, 10/15/2013	125,000	125,492

Machinery - 0.7%
Danaher Corporation
1.30%, 06/23/2014	125,000	126,531

Media - 1.5%
DIRECTTV Holdings LLC
3.55%, 03/15/2015	100,000	104,376
Time Warner Inc.
3.15%, 07/15/2015	175,000	181,165
		285,541

Oil & Gas & Consumable Fuels - 3.9%
Apache Corporation
5.625%, 01/15/2017	75,000	88,498
ConocoPhillips
5.50%, 04/15/2013	100,000	106,886
Enterprise Products Operating LLC
4.60%, 08/01/2012	175,000	179,604
EOG Resources, Inc.
6.125%, 10/01/2013	100,000	110,007
Noble Energy, Inc.
5.25%, 04/15/2014	100,000	108,915
Occidental Petroleum Corporation
1.45%, 12/13/2013	75,000	75,926
Shell International Finance BV (b)
1.875%, 03/25/2013	100,000	102,090
		771,926
Pharmaceuticals - 0.9%
Abbott Laboratories
5.15%, 11/30/2012	50,000	52,753
Teva Pharmaceutical Industries Ltd. (b)
3.00%, 06/15/2015	125,000	131,146
		183,899
Semiconductor Equipment & Products - 0.6%
National Semiconductor Corporation
3.95%, 04/15/2015	100,000	107,235

Software - 1.9%
Adobe Systems Incorporated
3.25%, 02/01/2015	200,000	210,148
Oracle Corporation
3.75%, 07/08/2014	150,000	161,649
		371,797
TOTAL CORPORATE BONDS
(Cost $6,152,269)		6,332,212

SHORT-TERM INVESTMENTS - 1.0%
Corporate Bonds - 0.8%
Express Scripts, Inc.
5.25%, 06/15/2012	150,000	154,049

Money Market Fund (c) - 0.2%
Federated Government Obligations Fund - Institutional Shares, 0.01%	46,905	46,905

TOTAL SHORT-TERM INVESTMENTS
(Cost $201,692)		200,954

Total Investments - 99.7%
(Cost $17,882,232)		19,598,301
Other Assets in Excess of Liabilities - 0.3%		63,193
TOTAL NET ASSETS - 100.0%		$19,661,494

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$17,882,232
Gross unrealized appreciation	$2,704,154
Gross unrealized depreciation	(988,085)
Net unrealized appreciation	$1,716,069

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 91.2%
Aerospace & Defense - 3.8%
General Dynamics Corporation:
4.25%, 05/15/2013	$250,000	$264,155
5.25%, 02/01/2014	225,000	247,445
5.375%, 08/15/2015	1,375,000	1,575,633
Honeywell International Inc.:
4.25%, 03/01/2013	1,300,000	1,364,873
3.875%, 02/15/2014	270,000	290,507
Lockheed Martin Corporation
7.65%, 05/01/2016	1,250,000	1,537,230
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	459,389
United Technologies Corporation
6.10%, 05/15/2012	700,000	722,568
		6,461,800
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	671,576

Banks - 1.2%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,031,639
5.375%, 06/15/2014	1,025,000	1,016,872
		2,048,511
Beverages - 3.3%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	2,000,000	2,042,060
The Coca-Cola Company:
3.625%, 03/15/2014	400,000	426,696
5.35%, 11/15/2017	1,500,000	1,776,961
PepsiCo, Inc.:
4.65%, 02/15/2013	1,035,000	1,091,599
7.90%, 11/01/2018	214,000	285,151
		5,622,467
Biotechnology - 1.9%
Celgene Corporation
2.45%, 10/15/2015	2,184,000	2,207,203
Gilead Sciences, Inc.
4.50%, 04/01/2021	1,000,000	1,079,895
		3,287,098
Building Products - 1.7%
Masco Corporation:
5.875%, 07/15/2012	1,645,000	1,674,541
7.125%, 03/15/2020	1,350,000	1,310,234
		2,984,775

Capital Markets - 3.4%
The Bank of New York Mellon Corporation
3.10%, 01/15/2015	738,000	766,645
The Goldman Sachs Group, Inc.:
3.625%, 08/01/2012	1,000,000	1,014,054
5.125%, 01/15/2015	1,000,000	1,033,153
Morgan Stanley
4.50%, 08/30/2015	1,000,000	990,699
5.00%, 08/31/2025
Callable 11/30/2011	2,000,000	1,953,246
		5,757,797
Chemicals - 4.7%
Airgas, Inc.
2.85%, 10/01/2013	1,160,000	1,187,607
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	1,775,000	1,890,233
Eastman Chemical Company
3.00%, 12/15/2015	2,000,000	2,029,718
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,773,141
Praxair, Inc.:
6.375%, 04/01/2012	925,000	951,061
5.25%, 11/15/2014	200,000	224,813
		8,056,573
Commercial Services & Supplies - 0.7%
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,143,385

Communications Equipment - 2.7%
Cisco Systems, Inc.:
2.90%, 11/17/2014	340,000	358,773
5.50%, 02/22/2016	1,000,000	1,154,113
4.95%, 02/15/2019	700,000	797,815
Harris Corporation:
5.00%, 10/01/2015	1,088,000	1,207,111
6.375%, 06/15/2019	900,000	1,076,247
		4,594,059
Computers & Peripherals - 3.3%
Dell Inc.
5.625%, 04/15/2014	750,000	816,005
Hewlett-Packard Company:
4.25%, 02/24/2012	200,000	202,696
6.50%, 07/01/2012	700,000	726,047
4.50%, 03/01/2013	1,295,000	1,351,424
International Business Machines Corporation:
2.10%, 05/06/2013	750,000	765,586
5.70%, 09/14/2017	1,500,000	1,786,931
		5,648,689

Containers & Packaging - 3.7%
Ball Corporation:
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,925,375
6.625%, 03/15/2018
Callable 03/15/2012	900,000	909,000
5.75%, 05/15/2021
Callable 11/15/2015	2,000,000	1,955,000
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,602,096
		6,391,471
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.
4.25%, 10/15/2020	1,200,000	1,205,083

Diversified Telecommunication Services - 5.2%
AT&T Inc.
5.10%, 09/15/2014	1,750,000	1,923,180
CenturyLink Inc.:
5.15%, 06/15/2017	2,000,000	1,879,972
6.15%, 09/15/2019	1,402,000	1,301,789
6.45%, 06/15/2021	1,000,000	928,237
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	292,463
5.55%, 02/15/2016	1,000,000	1,141,998
3.00%, 04/01/2016	490,000	513,022
5.50%, 02/15/2018	875,000	1,016,011
		8,996,672
Electric Utilities - 0.7%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,146,344

Electrical Equipment & Instruments - 0.3%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	448,007

Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.
2.50%, 07/15/2013	1,400,000	1,420,524

Energy Equipment & Services - 1.0%
Weatherford International, Inc.
6.35%, 06/15/2017	1,550,000	1,752,861

Food & Drug Retailing - 5.5%
CVS Caremark Corporation:
4.875%, 09/15/2014	330,000	360,731
3.25%, 05/18/2015	1,000,000	1,053,346
5.75%, 06/01/2017	2,750,000	3,160,165
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,229,173
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,101,369
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,400,000	1,487,703
		9,392,487

Food Products - 1.4%
Kraft Foods Inc.
2.625%, 05/08/2013	750,000	765,851
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,567,989
		2,333,840
Health Care Equipment & Supplies - 3.4%
Covidien International Finance S.A. (a)
1.875%, 06/15/2013	1,550,000	1,572,486
DENTSPLY International Inc.
2.75%, 08/15/2016	480,000	483,853
Medtronic, Inc.
4.50%, 03/15/2014	900,000	976,167
Thermo Fisher Scientific, Inc.:
2.15%, 12/28/2012	1,900,000	1,931,827
3.25%, 11/20/2014	900,000	953,765
		5,918,098
Health Care Providers & Services - 2.6%
Express Scripts, Inc.:
5.25%, 06/15/2012	1,000,000	1,026,997
6.25%, 06/15/2014	1,000,000	1,101,400
McKesson Corporation
3.25%, 03/01/2016	2,275,000	2,400,924
		4,529,321
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corporation
5.35%, 03/01/2018	1,000,000	1,194,279

Household Durables - 2.5%
Jarden Corporation:
8.00%, 05/01/2016
Callable 05/01/2013	1,000,000	1,061,250
7.50%, 05/01/2017	1,900,000	1,947,500
7.50%, 01/15/2020
Callable 01/15/2015	1,340,000	1,361,775
		4,370,525
Household Products - 1.3%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,017,763
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	1,148,705
		2,166,468
Industrial Conglomerates - 1.9%
3M Co.
4.375%, 08/15/2013	1,500,000	1,609,224
General Electric Company
5.00%, 02/01/2013	1,600,000	1,676,269
		3,285,493
Insurance - 2.4%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,355,629
Prudential Financial, Inc.:
3.625%, 09/17/2012	1,375,000	1,398,379
2.75%, 01/14/2013	1,425,000	1,438,023
		4,192,031

IT Consulting & Services - 0.7%
Western Union Company:
5.40%, 11/17/2011	150,000	150,841
5.93%, 10/01/2016	1,000,000	1,143,638
		1,294,479
Media - 3.7%
DIRECTTV Holdings LLC
3.55%, 03/15/2015	1,265,000	1,320,354
Time Warner Inc.
3.15%, 07/15/2015	2,875,000	2,976,286
The Walt Disney Company:
4.70%, 12/01/2012	225,000	235,268
5.625%, 09/15/2016	1,500,000	1,764,576
		6,296,484
Metals & Mining - 1.1%
Alcoa Inc.:
6.00%, 01/15/2012	1,310,000	1,323,175
5.55%, 02/01/2017	500,000	523,292
		1,846,467
Multiline Retail - 1.9%
Family Dollar Stores, Inc.
5.00%, 02/01/2021	3,000,000	2,944,395
Kohl's Corporation
6.25%, 12/15/2017	282,000	334,969
		3,279,364
Oil & Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corporation:
5.95%, 09/15/2016	2,000,000	2,189,952
6.375%, 09/15/2017	2,000,000	2,246,454
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,636,647
ConocoPhillips
4.75%, 10/15/2012	875,000	909,603
Enterprise Products Operating LLC:
4.60%, 08/01/2012	1,525,000	1,565,123
3.20%, 02/01/2016	1,190,000	1,216,877
EOG Resources, Inc.:
6.125%, 10/01/2013	1,500,000	1,650,100
2.95%, 06/01/2015	1,200,000	1,260,648
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,633,726
Occidental Petroleum Corporation
1.45%, 12/13/2013	1,500,000	1,518,522
Peabody Energy Corporation
6.50%, 09/15/2020	500,000	528,125
Range Resources Corporation
8.00%, 05/15/2019
Callable 05/15/2014	500,000	550,000
		16,905,777
Pharmaceuticals - 3.5%
Abbott Laboratories
5.15%, 11/30/2012	675,000	712,166
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,027,079
Teva Pharmaceutical Industries Ltd. (a):
3.00%, 06/15/2015	2,030,000	2,129,815
5.55%, 02/01/2016	1,860,000	2,130,137
		5,999,197

Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation
5.65%, 05/01/2017	185,000	214,163
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	823,182
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,014,227
		2,051,572
Semiconductor Equipment & Products - 2.8%
Analog Devices, Inc.
3.00%, 04/15/2016	1,050,000	1,089,549
Applied Materials, Inc.
2.65%, 06/15/2016	1,167,000	1,196,952
National Semiconductor Corporation
3.95%, 04/15/2015	2,275,000	2,439,596
		4,726,097
Software - 3.5%
Adobe Systems Incorporated
3.25%, 02/01/2015	2,175,000	2,285,359
Microsoft Corporation
2.95%, 06/01/2014	1,910,000	2,028,430
Oracle Corporation
3.75%, 07/08/2014	1,650,000	1,778,141
		6,091,930
Specialty Retail - 1.8%
Lowe's Companies, Inc.
5.00%, 10/15/2015	525,000	592,757
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,038,596
The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,532,849
		3,164,202
TOTAL CORPORATE BONDS
(Cost $148,822,386)		156,675,803

PREFERRED STOCKS - 2.4%	Shares
Capital Markets - 1.3%
The Goldman Sachs Group, Inc.	40,000	741,200
Merrill Lynch Preferred Capital Trust III
Callable 12/19/2011	75,000	1,473,750
		2,214,950
Diversified Financial Services - 1.1%
JPMorgan Chase Capital XIV
Callable 12/19/2011	75,000	1,890,000

TOTAL PREFERRED STOCKS
(Cost $4,701,733)		4,104,950

	Principal
U.S. GOVERNMENT & AGENCY ISSUES - 4.7%	Amount
Fannie Mae - 0.7%
5.00%, 03/15/2016	$1,000,000	1,169,107

Federal Home Loan Bank - 1.0%
5.50%, 08/13/2014	500,000	569,143
4.875%, 05/17/2017	1,000,000	1,194,578
		1,763,721

Freddie Mac - 1.2%
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,500,228
5.125%, 11/17/2017	500,000	602,467
		2,102,695
U.S. Treasury Inflation Indexed Bonds - 0.8%
3.375%, 01/15/2012	1,272,340	1,283,374

U.S. Treasury Notes - 1.0%
4.25%, 11/15/2014	500,000	558,555
4.25%, 08/15/2015	500,000	568,437
4.50%, 02/15/2016	500,000	579,493
		1,706,485

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,313,091)		8,025,382

SHORT-TERM INVESTMENT - 1.1%
Money Market Fund (b) - 1.1%
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,860,625	1,860,625

TOTAL SHORT-TERM INVESTMENT
(Cost $1,860,625)		1,860,625

Total Investments - 99.4%
(Cost $162,697,835)		170,666,760
Other Assets in Excess of Liabilities - 0.6%		1,035,507
TOTAL NET ASSETS - 100.0%		$171,702,267

(a)	U.S. Dollar-denominated foreign security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$162,697,835
	Gross unrealized appreciation	$9,015,116
	Gross unrealized depreciation	(1,046,191)
	Net unrealized appreciation	$7,968,925

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM International Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value (US$)
COMMON STOCKS - 96.1%
AUSTRALIA - 7.0%
Banks - 2.4%
Australia and New Zealand Banking Group Limited	3,352	$62,217
National Australia Bank Limited	9,488	201,538
Westpac Banking Corporation	1,795	35,434
		299,189
Commercial Services & Supplies - 0.7%
Brambles Limited	14,952	92,175

Containers & Packaging - 0.9%
Amcor Limited	17,121	113,347

Diversified Operations - 0.8%
BHP Billiton Limited	3,202	106,020

Diversified Telecommunication Services - 0.6%
Telstra Corporation Limited	27,402	81,609

Metals & Mining - 0.8%
Iluka Resources Limited	3,601	42,148
Newcrest Mining Limited	1,700	56,034
		98,182
Multiline Retail - 0.3%
Myer Holdings Ltd.	19,702	38,342

Oil & Gas & Consumable Fuels - 0.5%
Woodside Petroleum Limited	2,137	66,212

Total Australia		895,076

DENMARK - 0.4%
Beverages - 0.4%
Carlsberg A/S - B Shares	860	50,963

Total Denmark		50,963

FRANCE - 5.4%
Auto Components - 0.3%
Michelin (CGDE) - B Shares	587	35,442

Food Products - 2.5%
DANONE S.A.	5,188	318,923

Insurance - 0.2%
AXA SA	2,687	34,957

Road & Rail - 2.4%
Groupe Eurotunnel SA	35,726	302,782

Total France		692,104

GERMANY - 6.7%
Chemicals - 3.9%
Bayer AG	8,897	490,969

Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	18,200	213,629

Machinery - 1.1%
MAN SE	1,874	145,265

Total Germany		849,863

HONG KONG - 1.9%
Banks - 0.0%
China Minsheng Banking Corp., Ltd.	11,000	6,691

Electric Utilities - 0.8%
Cheung Kong Infrastructure Holdings Limited	2,000	11,652
Hongkong Electric Holdings Limited	12,000	91,811
		103,463
Electronic Equipment & Instruments - 0.1%
Foxconn International Holdings Ltd (a)	25,000	12,915

Insurance - 0.3%
AIA Group Ltd	14,200	40,213

Media - 0.2%
Television Broadcasts Limited	4,000	21,820

Real Estate - 0.5%
Sun Hung Kai Properties Limited	4,000	45,888
Swire Pacific Limited - A Shares	1,500	15,412
		61,300

Total Hong Kong		246,402

IRELAND - 1.4%
Airlines - 1.4%
Ryanair Holdings plc - ADR (a)	6,819	175,589

Total Ireland		175,589

ITALY - 1.5%
Electric Utilities - 1.4%
Enel S.p.A.	40,510	178,819

Textiles, Apparel & Luxury Goods - 0.1%
Prada S.p.A. (a)	2,200	9,281

Total Italy		188,100

JAPAN - 23.5%
Airlines - 0.3%
Skymark Airlines Inc.	2,400	38,243

Auto Components - 0.4%
AISIN SEIKI CO., LTD.	1,700	56,602

Automobiles - 2.1%
NISSAN MOTOR CO., LTD.	2,400	21,235
Toyota Motor Corporation	7,100	243,382
		264,617
Banks - 2.8%
Mitsubishi UFJ Financial Group, Inc.	37,900	173,948
Sumitomo Mitsui Financial Group, Inc.	6,358	179,140
		353,088
Building Products - 1.6%
JS Group Corporation	4,300	120,378
Nippon Sheet Glass Company, Limited	38,000	85,018
		205,396
Chemicals - 0.5%
Mitsubishi Chemical Holdings Corporation	9,500	64,427

Commercial Services & Supplies - 1.0%
SECOM CO., LTD.	2,700	130,228

Distributors - 1.0%
MITSUI & CO., LTD.	8,900	128,919

Diversified Telecommunication Services - 1.1%
NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT)	2,800	134,143

Electrical Equipment - 0.1%
USHIO, INC.	1,200	18,269

Electronic Equipment & Instruments - 2.5%
Hitachi, Ltd.	35,000	173,742
NIDEC CORPORATION	700	56,376
Sony Corporation	3,100	59,340
YOKOGAWA ELECTRIC CORPORATION (a)	2,600	24,594
		314,052
Food & Staples Retailing - 0.7%
Seven & I Holdings Co., Ltd.	3,000	84,090

Household Durables - 0.6%
JVC KENWOOD Holdings, Inc. (a)	17,800	70,874

Metals & Mining - 0.9%
JFE Holdings, Inc.	2,900	58,540
MITSUBISHI MATERIALS CORPORATION	23,000	56,006
		114,546
Multiline Retail - 0.4%
Don Quijote Co., Ltd.	1,400	49,981

Office Electronics - 0.5%
CANON INC.	1,500	68,109

Pharmaceuticals - 1.0%
Mitsubishi Tanabe Pharma Corporation	7,000	130,140

Professional Services - 0.8%
DENTSU INC.	3,400	107,721

Real Estate - 2.2%
DAITO TRUST CONSTRUCTION CO., LTD.	1,100	100,847
Mitsubishi Estate Company Ltd.	4,000	64,883
NTT URBAN DEVELOPMENT CORPORATION	122	88,655
Sumitomo Realty & Development Co., Ltd.	1,000	19,223
		273,608
Road & Rail - 1.1%
East Japan Railway Company	2,200	133,379

Semiconductor Equipment & Products - 0.8%
Tokyo Electron Limited	2,300	104,328

Wireless Telecommunication Services - 1.1%
NTT DOCOMO, INC.	80	145,764

Total Japan		2,990,524

NETHERLANDS - 8.0%
Aerospace & Defense - 2.0%
European Aeronautic Defence and Space Company	8,900	250,168

Diversified Financial Services - 1.8%
ING Groep N.V. (a)	31,670	223,395

Food Products - 1.2%
Unilever NV	4,952	156,747

Oil & Gas & Consumable Fuels - 3.0%
Royal Dutch Shell plc - Class A	12,390	382,073

Total Netherlands		1,012,383

SINGAPORE - 0.8%
Banks - 0.8%
United Overseas Bank Limited	8,000	102,870

Total Singapore		102,870

SWEDEN - 1.3%
Wireless Telecommunication Services - 1.3%
Telefonaktiebolaget LM Ericsson - B Shares	16,432	157,780

Total Sweden		157,780

SWITZERLAND - 11.0%
Capital Markets - 2.6%
UBS AG (a)	29,028	332,039

Pharmaceuticals - 7.1%
Novartis Ag	8,720	487,114
Roche Holding AG	2,582	417,024
		904,138
Textiles, Apparel & Luxury Goods - 1.3%
Swatch Group AG	511	168,132

Total Switzerland		1,404,309

THAILAND - 0.2%
Banks - 0.2%
Siam Commercial Bank Public Company Limited	8,700	29,667

Total Thailand		29,667

UNITED KINGDOM - 27.0%
Aerospace & Defense - 3.8%
Cobham plc	75,416	204,145
Rolls-Royce Holdings plc (a)	30,554	280,876
		485,021
Airlines - 1.7%
International Consolidated Airlines Group SA (a)	89,142	210,543

Banks - 2.0%
Royal Bank of Scotland Group plc (a)	720,440	257,737

Beverages - 1.1%
SABMiller plc	4,489	146,472

Capital Markets - 0.4%
Origo Partners plc (a)	98,660	50,386

Diversified Telecommunication Services - 0.7%
BT Group plc	32,333	86,663

Food & Staples Retailing - 0.1%
William Morrison Supermarkets plc (a)	3,106	14,078

Metals & Mining - 3.8%
Fresnillo plc	4,450	108,790
Kazakhmys plc	13,316	162,669
Randgold Resources Limited	1,276	123,946
Sable Mining Africa Ltd. (a)	212,993	35,622
Zanaga Iron Ore Company Ltd. (a)	32,181	49,179
		480,206
Oil & Gas & Consumable Fuels - 3.2%
BG Group plc	6,598	126,277
BP plc	30,675	183,918
Cairn Energy plc (a)	21,862	94,817
		405,012
Pharmaceuticals - 2.3%
AstraZeneca plc	6,566	291,397

Specialty Retail - 0.9%
Kingfisher plc	29,659	113,889

Tobacco - 3.8%
British American Tobacco plc	3,084	130,223
Imperial Tobacco Group plc	10,551	356,072
		486,295
Wireless Telecommunication Services - 3.2%
Vodafone Group plc	160,412	413,428

Total United Kingdom		3,441,127

TOTAL COMMON STOCKS
(Cost $14,024,677)		12,236,757

WARRANTS - 0.3%
GERMANY - 0.3%
Banks - 0.3%
Deutsche Bank AG London LEPO
Expiration: 02/28/2018	14,374	31,097

TOTAL WARRANTS
(Cost $47,570)		31,097

SHORT-TERM INVESTMENT - 0.1%
Money Market Fund (b) - 0.1%
Dreyfus Cash Management Fund - Institutional Shares, 0.00%	16,682	16,682

TOTAL SHORT-TERM INVESTMENT
(Cost $16,682)		16,682

Total Investments - 96.5%
(Cost $14,088,929)		12,284,536
Other Assets in Excess of Liabilities - 3.5%		444,760
TOTAL NET ASSETS - 100.0%		$12,729,296

ADR	American Depository Receipt.
LEPO	Low exercise price option.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

At September 30, 2011, the securities in the Fund, except for cash equivalents, were adjusted to fair value using IDC factors.

Forward Currency Exchange Contracts
At September 30, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date.  The contracts combined had net unrealized appreciation of $57,820 as of September 30, 2011.  The terms of the open contracts are as follows:

Settlement	Currency to		Currency to
Date	be Delivered		be Received		Asset	Liability
10/7/11	594,586	USD			$ -
10/7/11			435,026	EURO		$ 11,801
10/7/11	120,000	AUD			10,870
10/7/11			126,890	USD		-
10/7/11	1,468,061	EURO			68,920
10/7/11			2,035,617	USD		-
10/7/11	274,117	GBP			5,529
10/7/11			431,345	USD		1,607
10/21/11	66,965	AUD			3,738
10/21/11			50,000	EURO		$ 1,378
10/21/11	100,000	EURO			3,363
10/21/11			170,765	SGD		6,746
10/21/11	130,000	EURO			3,870
10/21/11			176,784	AUD		7,424
10/21/11	40,000	EURO			919
10/21/11			48,440	CHF		1,037
10/21/11	373,480	CHF			13,270
10/21/11			310,000	EURO		10,226
10/21/11	50,000	EURO			1,776
10/21/11			372,338	DKK		1,726
10/21/11	70,000	EURO			2,005
10/21/11			61,041	GBP		606
10/21/11	40,000	EURO			1,334
10/21/11			427,540	HKD		-
10/27/11	60,000	EURO			1,576
10/27/11			303,540	ILS		1,029
10/21/11	210,000	EURO			2,092
10/21/11			21,712,450	JPY		1,807
10/21/11	90,000	EURO			2,989
10/21/11			698,661	NOK		4,652
10/21/11	160,000	EURO			4,956
10/21/11			1,468,641	SEK		5,475
10/21/11	382,104	GBP			7,541
10/21/11			440,000	EUR		13,872
10/21/11	34,769,860	JPY			3,122
10/21/11			331,000	EUR		10,664
					$ 137,870	$ 80,050
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EURO	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Kroner
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$14,088,929
Gross unrealized appreciation	$329,113
Gross unrealized depreciation	(2,133,506)
Net unrealized depreciation	($1,804,393)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.4%
Honeywell International Inc.	12,000	$526,920

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	8,500	581,995

Banks - 6.5%
BOK Financial Corporation	20,000	937,800
Cullen/Frost Bankers, Inc.	17,500	802,550
Wells Fargo & Company	30,000	723,600
		2,463,950
Beverages - 2.6%
The Coca-Cola Company	10,000	675,600
PepsiCo, Inc.	5,000	309,500
		985,100
Building Products - 0.5%
Masco Corporation	27,500	195,800

Capital Markets - 0.9%
Lazard Ltd. - Class A (b)	15,900	335,490

Chemicals - 6.3%
Celanese Corporation - Series A	16,000	520,480
FMC Corporation	12,000	829,920
Monsanto Company	12,500	750,500
Praxair, Inc.	3,000	280,440
		2,381,340
Commercial Services & Supplies - 2.8%
Robert Half International, Inc.	20,000	424,400
Waste Management, Inc.	20,000	651,200
		1,075,600
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	85,000	367,200
Cisco Systems, Inc.	25,000	387,250
		754,450
Computers & Peripherals - 4.1%
EMC Corporation (a)	40,000	839,600
International Business Machines Corporation	4,020	703,620
		1,543,220
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	15,000	484,350

Distributors - 1.9%
LKQ Corporation (a)	30,000	724,800

Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	22,500	677,700

Diversified Telecommunication Services - 3.1%
AT&T Inc.	25,000	713,000
Verizon Communications Inc.	12,500	460,000
		1,173,000

Electrical Equipment & Instruments - 3.1%
Emerson Electric Co.	8,000	330,480
Roper Industries, Inc.	12,500	861,375
		1,191,855
Electronic Equipment & Instruments - 1.8%	30,000
National Instruments Corporation	30,000	685,800

Energy Equipment & Services - 2.3%
Nabors Industries Ltd. (a)(b)	6,800	83,368
Noble Corporation (b)	10,000	293,500
Schlumberger Limited (b)	8,400	501,732
		878,600
Food & Drug Retailing - 3.4%
CVS Caremark Corporation	20,000	671,600
The Kroger Co.	27,500	603,900
		1,275,500
Health Care Equipment & Supplies - 3.6%
Covidien plc (b)	17,500	771,750
DENTSPLY International Inc.	20,000	613,800
		1,385,550
Health Care Providers & Services - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	45,000	810,900

Industrial Power Producers & Energy Traders - 2.4%
Duke Energy Corporation	45,000	899,550

Insurance - 6.4%
HCC Insurance Holdings, Inc.	30,000	811,500
MetLife, Inc.	25,000	700,250
Prudential Financial, Inc.	20,000	937,200
		2,448,950
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	25,000	497,000

IT Consulting & Services - 3.0%
Accenture plc - Class A (b)	10,000	526,800
Western Union Company	40,000	611,600
		1,138,400
Machinery - 1.7%
Danaher Corporation	15,000	629,100

Media - 3.0%
Cinemark Holdings, Inc.	20,000	377,600
Time Warner Inc.	25,000	749,250
		1,126,850
Multiline Retail - 2.3%
Kohl's Corporation	17,500	859,250

Oil & Gas & Consumable Fuels - 10.9%
Cabot Oil & Gas Corporation	10,000	619,100
ConocoPhillips	6,000	379,920
Denbury Resources Inc. (a)	35,000	402,500
Exxon Mobil Corporation	4,000	290,520
Peabody Energy Corporation	15,000	508,200
Range Resources Corporation	10,000	584,600
SM Energy Company	12,500	758,125
The Williams Companies, Inc.	25,000	608,500
		4,151,465

Personal Products - 0.5%
Avon Products, Inc.	10,500	205,800

Software - 6.3%
Adobe Systems Incorporated (a)	32,500	785,525
Nuance Communications, Inc. (a)	40,000	814,400
Oracle Corporation	27,500	790,350
		2,390,275
Specialty Retail - 4.9%
Foot Locker, Inc.	50,000	1,004,500
The Home Depot, Inc.	12,800	420,736
PetSmart, Inc.	10,000	426,500
		1,851,736
TOTAL COMMON STOCKS
(Cost $33,668,190)		36,330,296

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds (c) - 4.4%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	226,841	226,841
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,143,120	1,143,120
The Treasury Portfolio - Institutional Shares, 0.02%	297,035	297,035

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,666,996)		1,666,996

Total Investments - 100.1%
(Cost $35,335,186)		37,997,292
Liabilities in Excess of Other Assets - (0.1)%		(50,662)
TOTAL NET ASSETS - 100.0%		$37,946,630

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$35,335,186
Gross unrealized appreciation	$5,330,963
Gross unrealized depreciation	(2,668,857)
Net unrealized appreciation	$2,662,106

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 3.4%
The Boeing Company	7,000	$423,570
Rockwell Collins, Inc.	10,000	527,600
		951,170
Air Freight & Logistics - 3.4%
C.H. Robinson Worldwide, Inc.	7,000	479,290
FedEx Corp.	7,000	473,760
		953,050
Beverages - 2.4%
The Coca-Cola Company	10,000	675,600

Chemicals - 4.1%
FMC Corporation	10,000	691,600
Monsanto Company	8,000	480,320
		1,171,920
Computers & Peripherals - 9.9%
Apple Inc. (a)	2,500	952,950
EMC Corporation (a)	30,000	629,700
International Business Machines Corporation	5,000	875,150
NetApp, Inc. (a)	10,000	339,400
		2,797,200
Construction & Engineering - 1.3%
Foster Wheeler AG (a)(b)	20,000	355,800

Consumer Finance - 1.6%
American Express Company	10,000	449,000

Electrical Equipment & Instruments - 3.8%
AMETEK, Inc.	14,000	461,580
Emerson Electric Co.	15,000	619,650
		1,081,230
Electronic Equipment & Instruments - 2.8%
National Instruments Corporation	18,000	411,480
Trimble Navigation Limited (a)	11,000	369,050
		780,530
Energy Equipment & Services - 3.0%
Dril-Quip, Inc. (a)	8,000	431,280
National Oilwell Varco Inc.	8,000	409,760
		841,040
Food & Drug Retailing - 2.9%
Costco Wholesale Corporation	10,000	821,200

Health Care Equipment & Supplies - 3.6%
Covidien plc (b)	13,000	573,300
Zoll Medical Corporation (a)	12,000	452,880
		1,026,180
Health Care Providers & Services - 3.0%
Allscripts Healthcare Solutions, Inc. (a)	30,000	540,600
Express Scripts, Inc. (a)	8,000	296,560
		837,160
Hotels, Restaurants & Leisure - 1.6%
Carnival Corporation (b)	15,000	454,500

Household Durables - 2.2%
Williams-Sonoma, Inc.	20,000	615,800

Household Products - 4.1%
Colgate-Palmolive Company	6,000	532,080
The Procter & Gamble Company	10,000	631,800
		1,163,880
Insurance - 2.0%
Prudential Financial, Inc.	12,000	562,320

Internet Catalog & Retail - 2.3%
Amazon.com, Inc. (a)	3,000	648,690

Internet Software & Services - 0.9%
Google Inc. - Class A (a)	500	257,190

Machinery - 2.4%
Danaher Corporation	16,000	671,040

Metals & Mining - 3.6%
Carpenter Technology Corporation	15,000	673,350
Reliance Steel & Aluminum Co.	10,000	340,100
		1,013,450
Oil & Gas & Consumable Fuels - 11.7%
Brigham Exploration Company (a)	20,000	505,200
Cabot Oil & Gas Corporation	13,000	804,830
El Paso Corporation	15,000	262,200
Pioneer Natural Resources Company	8,000	526,160
Range Resources Corporation	10,000	584,600
SM Energy Company	10,000	606,500
		3,289,490

Semiconductor Equipment & Products - 2.1%
Cirrus Logic, Inc. (a)	40,000	589,600

Software - 12.1%
ANSYS, Inc. (a)	10,000	490,400
Aspen Technology, Inc. (a)	30,000	458,100
Citrix Systems, Inc. (a)	7,000	381,710
Nuance Communications, Inc. (a)	18,000	366,480
Oracle Corporation	20,000	574,800
Pegasystems Inc.	15,000	459,150
TIBCO Software Inc. (a)	30,000	671,700
		3,402,340
Specialty Retail - 6.9%
Dick's Sporting Goods, Inc. (a)	13,000	434,980
Guess?, Inc.	10,000	284,900
O'Reilly Automotive, Inc. (a)	8,000	533,040
Tractor Supply Company	11,000	688,050
		1,940,970

TOTAL COMMON STOCKS
(Cost $23,462,926)		27,350,350

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds (c) - 3.4%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	96,072	96,072
Federated Government Obligations Fund - Institutional Shares, 0.01%	859,551	859,551

TOTAL SHORT-TERM INVESTMENTS
(Cost $955,623)		955,623

Total Investments - 100.5%
(Cost $24,418,549)		28,305,973
Liabilities in Excess of Other Assets - (0.5)%		(149,813)
TOTAL NET ASSETS - 100.0%		$28,156,160

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$24,418,549
	Gross unrealized appreciation	$5,753,211
	Gross unrealized depreciation	(1,865,787)
	Net unrealized appreciation	$3,887,424

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.9%
Hexcel Corporation (a)	7,975	$176,726

Air Freight & Logistics - 1.1%
UTI Worldwide, Inc. (b)	7,925	103,342

Auto Components - 1.3%
Group 1 Automotive, Inc.	3,400	120,870

Banks - 4.6%
Home Bancshares Inc.	4,025	85,410
Prosperity Bancshares, Inc.	2,950	96,406
Texas Capital Bancshares, Inc. (a)	5,675	129,674
Umpqua Holdings Corporation	13,425	118,006
		429,496
Biotechnology - 1.4%
PAREXEL International Corporation (a)	7,075	133,930

Capital Markets - 1.0%
Evercore Partners, Inc. - Class A	4,250	96,900

Chemicals - 1.4%
Calgon Carbon Corporation (a)	5,650	82,320
Cytec Industries Inc.	1,425	50,075
		132,395
Commercial Services & Supplies - 2.2%
Insperity, Inc.	2,400	53,400
Interface, Inc. - Class A	8,775	104,072
Mobile Mini, Inc. (a)	3,100	50,964
		208,436
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	30,150	130,248
Ciena Corporation (a)	3,975	44,520
Infinera Corporation (a)	14,275	110,203
NICE Systems Limited - ADR (a)(b)	2,625	79,669
		364,640
Consumer Finance - 3.4%
Cash America International, Inc.	3,075	157,317
First Cash Financial Services, Inc. (a)	3,800	159,410
		316,727
Containers & Packaging - 1.2%
Silgan Holdings Inc.	3,000	110,220

Distributors - 1.2%
LKQ Corporation (a)	4,800	115,968

Diversified Consumer Services - 0.8%
American Public Education Inc. (a)	2,300	78,200

Electrical Equipment & Instruments - 3.9%
Belden Inc.	1,800	46,422
Franklin Electric Co., Inc.	2,875	104,305
II-VI, Incorporated (a)	6,600	115,500
Woodward Inc.	3,500	95,900
		362,127
Electronic Equipment & Instruments - 3.6%
Anixter International Inc.	2,450	116,228
National Instruments Corporation	4,575	104,584
Rofin-Sinar Technologies, Inc. (a)	6,150	118,080
		338,892
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (a)	2,875	98,785
C&J Energy Services, Inc. (a)	1,375	22,605
CARBO Ceramics Inc.	825	84,587
Dril-Quip, Inc. (a)	1,375	74,126
		280,103
Food & Drug Retailing - 1.3%
Ruddick Corporation	3,075	119,894

Health Care Equipment & Supplies - 4.4%
DexCom Inc. (a)	8,625	103,500
Endologix, Inc. (a)	1,500	15,060
MWI Veterinary Supply, Inc. (a)	2,550	175,491
Zoll Medical Corporation (a)	3,050	115,107
		409,158
Health Care Providers & Services - 5.4%
Catalyst Health Solutions, Inc. (a)	1,565	90,285
Computer Programs and Systems, Inc.	1,950	128,992
HMS Holdings Corporation (a)	6,075	148,169
PSS World Medical, Inc. (a)	5,675	111,741
Team Health Holdings, Inc. (a)	1,500	24,630
		503,817
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	2,350	103,658

Household Durables - 0.9%
Tempur-Pedic International Inc. (a)	1,575	82,861

Industrial Conglomerates - 1.0%
Raven Industries, Inc.	1,875	90,375

Insurance - 1.4%
AmTrust Financial Services, Inc.	5,925	131,890

Internet Software & Services - 3.1%
The Active Network, Inc. (a)	6,975	102,881
LivePerson, Inc. (a)	10,350	102,983
LogMeIn, Inc. (a)	2,525	83,855
		289,719
Leisure Equipment & Products - 1.1%
Brunswick Corporation	7,000	98,280

Machinery - 9.3%
Actuant Corporation - Class A	6,325	124,919
Albany International Corporation - Class A	6,625	120,906
Astec Industries, Inc. (a)	3,950	115,656
CIRCOR International, Inc.	3,125	91,781
CLARCOR Inc.	3,000	124,140
EnPro Industries, Inc. (a)	1,675	49,714
The Middleby Corporation (a)	1,525	107,451
Westport Innovations Inc. (a)(b)	4,675	135,248
		869,815
Marine - 1.3%
Kirby Corporation (a)	2,325	122,388

Media - 2.3%
Cinemark Holdings, Inc.	7,375	139,240
Live Nation Inc. (a)	9,400	75,294
		214,534
Metals & Mining - 3.1%
Carpenter Technology Corporation	3,850	172,826
Haynes International, Inc.	2,650	115,143
		287,969
Oil & Gas & Consumable Fuels - 6.0%
Approach Resources Inc. (a)	7,550	128,275
Brigham Exploration Company (a)	4,025	101,671
Gulfport Energy Corporation (a)	3,900	94,302
Oasis Petroleum Inc. (a)	4,375	97,694
Rosetta Resources, Inc. (a)	4,150	142,013
		563,955
Paper & Forest Products - 0.7%
Louisiana-Pacific Corporation (a)	13,125	66,938

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings Inc. (a)	2,275	63,677

Real Estate - 1.0%
FirstService Corporation (a)(b)	3,516	90,432

Semiconductor Equipment & Products - 1.3%
Cirrus Logic, Inc. (a)	7,875	116,078

Software - 4.9%
Aspen Technology, Inc. (a)	8,950	136,666
MicroStrategy Incorporated - Class A (a)	1,100	125,477
Pegasystems Inc.	4,100	125,501
TIBCO Software Inc. (a)	3,300	73,887
		461,531
Specialty Retail - 7.2%
DSW Inc. - Class A	3,954	182,596
Hibbett Sports Inc. (a)	4,500	152,505
Monro Muffler Brake, Inc.	3,650	120,340
Sonic Automotive, Inc. - Class A	2,175	23,468
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,500	93,345
Vera Bradley, Inc. (a)	2,750	99,138
		671,392
Textiles, Apparel & Luxury Goods - 2.7%
Crocs, Inc. (a)	6,975	165,098
The Warnaco Group, Inc. (a)	1,875	86,419
		251,517

Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial Inc.	7,300	77,088

Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	3,550	119,103

Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. (a)	15,425	106,433

TOTAL COMMON STOCKS
(Cost $9,417,721)		9,281,474

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund (c) - 1.0%
Federated Government Obligations Fund - Institutional Shares, 0.01%	94,397	94,397

TOTAL SHORT-TERM INVESTMENT
(Cost $94,397)		94,397

Total Investments - 100.3%
(Cost $9,512,118)		9,375,871
Liabilities in Excess of Other Assets - (0.3)%		(32,635)
TOTAL NET ASSETS - 100.0%		$9,343,236

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$9,512,118
Gross unrealized appreciation		$1,041,186
Gross unrealized depreciation		(1,177,433)
Net unrealized depreciation		($136,247)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2011

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2011:

	LKCM Small Cap Equity Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 684,855,859	$ -	$ -	$ 684,855,859
	Money Market Funds	40,268,557	-	-	40,268,557
	Total Investments**	$ 725,124,416	$ -	$ -	$ 725,124,416

	LKCM Small-Mid Cap Equity Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 16,739,624	$ -	$ -	$ 16,739,624
	Money Market Funds	2,524,667	-	-	2,524,667
	Total Investments**	$ 19,264,291	$ -	$ -	$ 19,264,291

	LKCM Equity Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 80,167,736	$ -	$ -	$ 80,167,736
	Money Market Funds	3,772,735	-	-	3,772,735
	Total Investments**	$ 83,940,471	$ -	$ -	$ 83,940,471

	LKCM Balanced Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 13,065,135	$ -	$ -	$ 13,065,135
	Corporate Bonds	-	6,486,261	-	6,486,261
	Money Market Fund	46,905	-	-	46,905
	Total Investments**	$ 13,112,040	$ 6,486,261	$ -	$ 19,598,301

	LKCM Fixed Income Fund

	Description	Level 1	Level 2	Level 3	Total
	Preferred Stocks	$ 4,104,950	$ -	$ -	$ 4,104,950
	Corporate Bonds	-	156,675,803	-	156,675,803
	U.S. Government & Agency Issues	-	8,025,382	-	8,025,382
	Money Market Fund	1,860,625	-	-	1,860,625
	Total Investments**	$ 5,965,575	$ 164,701,185	$ -	$ 170,666,760

LKCM International Fund					Other
Financial
Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks		$ 12,236,757	$ -	$ 12,236,757	$ -
Warrants	-	31,097	-	31,097	-
Money Market Fund	16,682	-	-	16,682
Forward Currency Exchange Contracts	-	-	-	-	57,820
Total Investments**	$ 16,682	$ 12,267,854	$ -	$ 12,284,536	$ 57,820

Transfers out of Level 1	$ (12,267,854)
Transfers into Level 2	$ 12,267,854
Net transfers	-

LKCM Aquinas Value Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,330,296	$ -	$ -	$ 36,330,296
Money Market Funds	1,666,996	-	-	1,666,996
Total Investments**	$ 37,997,292	$ -	$ -	$ 37,997,292

LKCM Aquinas Growth Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,350,350	$ -	$ -	$ 27,350,350
Money Market Funds	955,623	-	-	955,623
Total Investments**	$ 28,305,973	$ -	$ -	$ 28,305,973

LKCM Aquinas Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,281,474	$ -	$ -	$ 9,281,474
Money Market Fund	94,397	-	-	94,397
Total Investments**	$ 9,375,871	$ -	$ -	$ 9,375,871

At June 30, 2011, the securities in the International Fund were not adjusted using factors provided by the fair value vendor.
The securities were adjusted at September 30, 2011.  There were no significant transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the other Funds,  as compared to their classification from the previous report.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

** Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the Schedule of Investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Level 1 and 2 (effective for interim and annual periods beginning after December 15, 2009) as well as additional details regarding Level 3 transactions activity (effective for interim and annual periods beginning after December 15, 2010).  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements"  in GAAP and the International Financial Reporting Standards ("IFRSs").  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

In March 2008, the Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Other than the International Fund, the standard does not have any impact on the Funds' financial disclosures because those Funds have not maintained any positions in derivative instruments or engaged in hedging activities during the quarter ended September 30, 2011.  Additional information regarding derivative instruments and hedging activities of the International Fund is disclosed in the Schedule of Investments.

The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations.  Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market".

When the forward contract is closed, or the delivery of the currency is made or taken, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.  The Funds are subject to off-balance sheet risk to the extent of changes in currency exchange rates.  As of September 30, 2011, the International Fund had outstanding forward foreign currency contracts as shown just after the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date   11/22/11

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date   11/22/11

By (Signature and Title) /s/ Jacob D. Smith
 Jacob D. Smith, Chief Financial Officer

Date   11/22/11